Pension benefits (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Schedule of consolidated balance sheet position
Consolidated Balance Sheet position

Net defined benefit pension asset/(obligation) is as follows:

(In $ millions)	December 31, 2020	December 31, 2019
Defined benefit obligation - Non-current liabilities	—	(2)
Deferred tax asset	1	1
Net defined benefit pension asset/(obligation)	1	(1)

Schedule of annual pension cost
Annual pension cost

We record pension costs in the period during which the services are rendered by the employees.

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Service cost	1	3	2	1
Interest cost on prior years’ benefit obligation	—	1	1	—
Gross pension cost for the year	1	4	3	1
Expected return on plan assets	—	(1)	(1)	—
Net pension cost for the year	1	3	2	1
Impact of settlement/curtailment of defined benefit plans	1		—	—
Total net pension cost	2	3	2	1

Schedule of funded status of the defined benefit plan
The funded status of the defined benefit plan

Funded defined benefit pension obligation is as follows:

(In $ millions)	December 31, 2020	December 31, 2019
Projected defined benefit obligations	(16)	(40)
Plan assets at market value	16	39
Funded defined benefit pension obligation	—	(1)

Change in projected benefit obligations
Change in projected benefit obligations

Change in projected benefit obligation is as follows:

(In $ millions)	December 31, 2020	December 31, 2019	December 31, 2018
Projected benefit obligations at beginning of period	40	37	36
Interest cost	—	1	1
Service cost	1	3	1
Benefits paid	(1)	(2)	(1)
Change in unrecognized actuarial gain	2	—	2
Settlement (1)	(25)	—	—
Foreign currency translations	(1)	1	(2)
Projected benefit obligations at end of period	16	40	37
(1)Two Norwegian defined benefit plans were settled and paid out in the year ending 31 December, 2020.

Change in pension plan assets
Change in pension plan assets

Change in pension plan assets is as follows:

(In $ millions)	December 31, 2020	December 31, 2019	December 31, 2018
Fair value of plan assets at beginning of year	39	33	33
Estimated return	—	1	1
Contribution by employer	6	6	—
Benefits paid	(1)	(2)	(1)
Actuarial gain	—	—	2
Settlement (1)	(27)	—	—
Foreign currency translations	(1)	1	(2)
Fair value of plan assets at end of year	16	39	33
(1)Two Norwegian defined benefit plans were settled and paid out in the year ending 31 December, 2020.

Schedule of assumptions used in calculation of pension obligations
Assumptions used in calculation of pension obligations

	Successor			Predecessor
	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Rate of compensation increase at the end of year	2.25%	2.25%	2.75%	2.50%
Discount rate at the end of year	1.70%	2.30%	2.60%	2.40%
Prescribed pension index factor	1.20%	2.00%	2.00%	2.00%
Expected return on plan assets for the year	2.60%	2.60%	2.60%	2.40%
Employee turnover	4.00%	4.00%	4.00%	4.00%
Expected increases in Social Security Base	2.00%	2.50%	2.50%	2.25%

Schedule of weighted-average asset allocation of funds related to defined benefit plan
The weighted-average asset allocation of funds related to our defined benefit plan at December 31, was as follows:

Pension benefit plan assets

	December 31, 2020	December 31, 2019
Equity securities	7.2%	13.6%
Debt securities	68.2%	58.4%
Real estate	13.6%	11.0%
Money market	10.6%	16.5%
Other	0.4%	0.5%
Total	100.0%	100.0%

Schedule of expected annual pension plan contributions
The table below shows our expected annual pension plans contributions under defined benefit plans for the years ending December 31, 2021-2030. The expected payments are based on the assumptions used to measure our obligations at December 31, 2020 and include estimated future employee services.

(In $ millions)	December 31, 2020
2021	1
2022	1
2023	1
2024	1
2025-2030	3
Total payments expected during the next 10 years	7